CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Cash flows from operating activities:
Net Loss	$ (28,582,981)	$ (30,200,182)
Depreciation and amortization	2,738,487	2,096,190
Provision for allowance of doubtful accounts	322,361	4,665,322
Share-based compensation	3,806,499	3,216,698
Loss on disposal of property and equipment	15,124	91
Changes in assets and liabilities:
Accounts receivable	(1,404,021)	(370,877)
Prepaid expenses and other current assets	(3,421,313)	(1,612,532)
Other non-current assets	(506,082)	238,762
Accounts payable	24,826,554	3,146,856
Accrued salary and benefits	1,578,215	(544,028)
Accrued expenses and other current liabilities	4,592,654	507,323
Deferred revenue	2,105,852	242,373
Other non-current liabilities	(102,097)	(285,690)
Net cash (used in) provided by operating activities	5,969,252	(18,899,694)
Cash flows from investing activities:
Purchases of property, equipment and intangible assets	(2,237,794)	(4,097,269)
Purchases of short-term investments	(13,000,000)
Maturity of short-term investments	13,022,268
Purchases of long-term investments	(146,841)
Net cash (used in) investing activities	(2,362,367)	(4,097,269)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	15,240,004	5,040,813
Repayment of short-term bank borrowings	(9,515,198)
Proceeds from issuance of ordinary shares upon exercise of share options	291,795	277,922
Cash paid to settle vested share options and restricted shares	(823,226)
Cash paid for deferred issuance costs		(809,952)
Payments of share repurchases	(8,130,513)	(9,741,378)
Net cash (used in) financing activities	(2,937,138)	(5,232,595)
Net (decrease) increase in cash, cash equivalents, and restricted cash	669,747	(28,229,558)
Cash, cash equivalents, and restricted cash at beginning of period	59,966,031	84,859,915
Effect of exchange rate changes on cash, cash equivalents and restricted cash	375,805	(360,608)
Cash, cash equivalents, and restricted cash at end of period	61,011,583	56,269,749
Supplemental disclosure of cash flow information:
Income taxes paid	3,200	1,714
Interest paid	417,882	42,691
Supplemental disclosure of noncash investing and financing activities:
Purchases of property and equipment included in payables	224,410	54,814
Reconciliation in amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	$ 61,011,583	$ 56,269,749